UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)           (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2014

Franklin High Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Franklin High Income Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	28
Notes to Financial Statements	32
Shareholder Information	42

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Semiannual Report

Franklin High Income Fund

This semiannual report for Franklin High Income Fund covers the period ended November 30, 2014.

Your Fund’s Goals and Main Investments

The Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

Performance Overview

The Fund’s Class A shares had a -1.86% cumulative total return for the six months under review. In comparison, the benchmark Credit Suisse (CS) High Yield Index, which tracks the high yield debt market, returned -0.98%.1 The Fund’s peers had a -1.18% total return, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy continued to grow during the six-month period ended November 30, 2014. Economic activity expanded in the third quarter, resulting largely from increased personal consumption, business investments, federal defense spending and a narrower trade deficit. Manufacturing activity increased through the period under review. The housing market improved as home prices rose and mortgage rates generally moderated. The unemployment rate declined to 5.8% in November 2014 from 6.3% in May.3 Retail sales, however, generally missed consensus expectations. Inflation, as measured by the Consumer Price Index, remained low for the period.

*Percentages reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

**Includes common, preferred and convertible preferred stocks.

The U.S. Federal Reserve Board (Fed) ended its bond buying program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance. Additionally, the Fed noted that although inflation might remain low in the near term, the likelihood of inflation running persistently below its 2% longer term goal had diminished somewhat since early this year.

The 10-year Treasury yield declined from 2.48% at the beginning of the period to 2.18% at period-end, as investors shifted to less risky assets given the crises in Ukraine and the Middle East, weak economic data in Europe and Japan, record-low bond yields and lower Treasury issuance.

Over the past six months, the markets remained focused on central bank policies in the U.S. as well as in foreign countries including Japan and Europe, geopolitical tensions with Russia, and the continued moderating pace of economic growth in developing markets. However, during the second half of the reporting period, a precipitous oil price drop took center stage,

1. Source: Credit Suisse Group.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 11/30/14, this category consisted of 643 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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FRANKLIN HIGH INCOME FUND

increasing volatility across financial markets as investors sought to assess the various positive and negative implications from the decline. Overall, equity markets posted healthy gains, with the Standard & Poor’s® 500 Index climbing 8.58%.4 On the other hand, even with healthy domestic economic growth, subdued levels of inflation and expectations that slower foreign economic growth combined with lower commodity prices could also help contain inflationary pressures, longer term U.S. interest rates declined during the period.

Although the decline in Treasury rates and the rise in equity prices supported the high yield corporate bond asset class, the high yield market was negatively impacted by a combination of technical and fundamental factors. First, shareholder redemptions from dedicated high yield mutual funds during the summer of 2014 started to place downward pricing pressure on certain bonds. Then, a heavy new-issuance calendar in September caused further weakness as new supply coming with yield discounts weighed on secondary bond prices. Finally, the drop in oil prices caused significant pressure on energy-related corporate bonds and, with energy as one of the largest sectors in the high yield market, pushed overall high yield spread valuations wider. Spreads to comparable Treasuries widened over the past six months to 5.2 percentage points from 4.2.

Dividend Distributions*
6/1/14–11/30/14
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
June	1.10	1.01	1.04	1.14	1.12
July	1.00	0.91	0.94	1.04	1.02
August	1.00	0.91	0.94	1.04	1.02
September	1.00	0.91	0.94	1.05	1.03
October	1.00	0.91	0.94	1.05	1.03
November	1.00	0.91	0.94	1.05	1.03
Total	6.10	5.56	5.74	6.37	6.25

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Outside of energy-related issuers, corporate credit fundamentals remained broadly supportive, even incorporating some increase in shareholder-friendly activities over the past few years, as default rates remained well below historical averages. Although a continuation of downward pressure on oil could impact credit fundamentals for energy issuers in 2015, in many cases, we believe these issuers have liquidity and hedges in place to weather several quarters of soft oil prices. With our outlook for some stabilization and ultimate firming in oil prices by the second half of 2015, we viewed the energy-related sell-off as overdone. As a result, we held a somewhat higher beta positioning at period-end, given the Fund’s overweighting in the energy sector.5

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness, we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

Top 10 Holdings by Issuer*
11/30/14
Company	% of Total
Sector/Industry	Net Assets
HCA Inc.	2.0%
Health Care Equipment & Services
Sprint Nextel Corp.	1.8%
Telecommunication Services
Navient Corp.	1.4%
Diversified Financials
Intelsat Jackson Holdings SA	1.3%
Telecommunication Services
First Data Corp.	1.2%
Software & Services
Wind Acquisition Finance SA	1.2%
Telecommunication Services
Energy Transfer Equity LP	1.1%
Energy
Reynolds Group Issuer Inc./LLC/SA	1.1%
Materials
CHS/Community Health Systems Inc.	1.0%
Health Care Equipment & Services
JBS USA LLC/Finance Inc.	1.0%
Food, Beverage & Tobacco

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period, the Fund underperformed the CS High Yield Index and average return of peer funds, as measured by the Lipper High Yield Funds Classification Average.

4. Source: Morningstar.
5. Beta is a measure of portfolio volatility compared with a benchmark.

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FRANKLIN HIGH INCOME FUND

Looking at sectors that negatively impacted the Fund’s relative peer performance, the Fund’s energy overweighting hindered returns given the drop in oil prices.6 By period-end, energy issues were trading at a discount to the broader market, with certain bonds trading at distressed price levels. Although uncertainty surrounding the timing of a recovery in oil prices remained, we believed that longer term supply and demand trends favored a strengthening in oil prices. Therefore, we largely maintained an overweighted exposure to the sector. In a similar vein, weakness in commodity prices, particularly coal and iron ore, pressured the metals and mining industry, which negatively impacted the Fund’s relative performance given an overweighting to that industry.7 Finally, the information technology sector performed strongly over the past six months, and consequently, the Fund’s lower exposure detracted from relative performance.8

On the other hand, certain of the Fund’s industry weightings positively contributed to performance compared with the peer group. Benefiting from a generally lower leverage profile compared to past years, the utility sector delivered strong returns during the period, and thus the Fund’s heavier exposure to utility issuers aided relative performance. In contrast, the gaming and leisure sector underperformed the market, and therefore, the Fund’s underweighted position helped relative performance.9 However, the Fund did hold a position in the first lien secured bonds of gaming issuer Caesars Entertainment, which came under pressure during the period due to an impending debt restructuring. Finally, the Fund’s heavier exposure to financial issuers added to relative results, as that sector outperformed the broader high yield market.10

Over the course of the period, to a small extent the portfolio utilized derivatives, including currency forwards. Currency forwards are principally used as a tool to hedge currency risk.

What is a currency forward contract?

A currency forward contract, or currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6. For industry weighting comparisons, the Fund’s peer group comprises some of the mutual funds in the Lipper High Yield Funds Classification Average.
7. Metals and mining is part of materials in the SOI.
8. The information technology sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI.
9. Gaming and leisure is part of consumer services in the SOI.
10. The financials sector comprises banks, diversified financials and real estate in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN HIGH INCOME FUND

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/14	5/31/14		Change
A (FHAIX)	$2.05	$2.15	-$	0.10
C (FCHIX)	$2.07	$2.17	-$	0.10
R (FHIRX)	$2.08	$2.18	-$	0.10
R6 (FHRRX)	$2.05	$2.15	-$	0.10
Advisor (FVHIX)	$2.05	$2.15	-$	0.10

Distributions (6/1/14–11/30/14)
Dividend
Share Class	Income
A	$0.0610
C	$0.0556
R	$0.0574
R6	$0.0637
Advisor	$0.0625

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FRANKLIN HIGH INCOME FUND
PERFORMANCE SUMMARY

Performance as of 11/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of		Average Annual	Total Annual
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (12/31/14)[5]	Operating Expenses[6]
A								0.76%
6-Month		-1.86%		-6.22%	$9,378
1-Year	+	3.16%		-1.06%	$9,894		-4.47%
5-Year	+	55.55%	+	8.33%	$14,920	+	7.09%
10-Year	+	101.93%	+	6.84%	$19,378	+	6.27%
C								1.26%
6-Month		-2.09%		-3.05%	$9,695
1-Year	+	2.61%	+	1.64%	$10,164		-1.83%
5-Year	+	51.14%	+	8.61%	$15,114	+	7.37%
10-Year	+	92.03%	+	6.74%	$19,203	+	6.22%
R								1.11%
6-Month		-2.00%		-2.00%	$9,800
1-Year	+	2.76%	+	2.76%	$10,276		-0.73%
5-Year	+	52.79%	+	8.85%	$15,279	+	7.60%
10-Year	+	94.46%	+	6.88%	$19,446	+	6.40%
R6								0.49%
6-Month		-1.74%		-1.74%	$9,826
1-Year	+	3.42%	+	3.42%	$10,342		-0.13%
Since Inception (5/1/13) +5.40%			+	3.38%	$10,540	+	1.39%
Advisor								0.61%
6-Month		-1.79%		-1.79%	$9,821
1-Year	+	3.30%	+	3.30%	$10,330		-0.25%
5-Year	+	55.75%	+	9.27%	$15,575	+	8.12%
10-Year	+	103.71%	+	7.37%	$20,371	+	6.89%

	Distribution	30-Day	Standardized Yield[8]
Share Class	Rate[7]	(with waiver)	(without waiver)
A	5.61%	5.11%	5.11%
C	5.28%	4.86%	4.86%
R	5.42%	5.01%	5.00%
R6	6.15%	5.65%	5.65%
Advisor	6.03%	5.53%	5.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN HIGH INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 11/30/14.
8. The 30-day standardized yield for the 30 days ended 11/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN HIGH INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN HIGH INCOME FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
A
Actual	$1,000	$981.40	$3.73
Hypothetical (5% return before expenses)	$1,000	$1,021.31	$3.80
C
Actual	$1,000	$979.10	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,018.80	$6.33
R
Actual	$1,000	$980.00	$5.46
Hypothetical (5% return before expenses)	$1,000	$1,019.55	$5.57
R6
Actual	$1,000	$982.60	$2.34
Hypothetical (5% return before expenses)	$1,000	$1,022.71	$2.38
Advisor
Actual	$1,000	$982.10	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,022.06	$3.04

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.75%; C: 1.25%;
R: 1.10%; R6: 0.47% and Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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			FRANKLIN HIGH INCOME TRUST

Financial Highlights
Franklin High Income Fund
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.15	$2.12	$1.97	$2.05	$1.89	$1.66
Income from investment operations[a]:
Net investment income[b]	0.06	0.13	0.13	0.14	0.15	0.15
Net realized and unrealized gains (losses)	(0.10)	0.03	0.16	(0.07)	0.16	0.23
Total from investment operations	(0.04)	0.16	0.29	0.07	0.31	0.38
Less distributions from net investment
income	(0.06)	(0.13)	(0.14)	(0.15)	(0.15)	(0.15)
Net asset value, end of period	$2.05	$2.15	$2.12	$1.97	$2.05	$1.89

Total return[c]	(1.86)%	8.01%	15.24%	3.64%	17.15%	23.50%

Ratios to average net assets[d]
Expenses[e]	0.75%[f]	0.76%[f]	0.76%	0.76%	0.75%	0.74%
Net investment income	5.66%	6.10%	6.49%	7.16%	7.48%	8.30%

Supplemental data
Net assets, end of period (000’s)	$3,819,698	$4,058,942	$3,920,619	$2,979,160	$2,750,251	$2,286,144
Portfolio turnover rate	17.29%	29.33%	28.89%	22.52%	51.57%	41.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.17	$2.13	$1.99	$2.07	$1.90	$1.67
Income from investment operations[a]:
Net investment income[b]	0.06	0.12	0.13	0.13	0.14	0.15
Net realized and unrealized gains (losses)	(0.10)	0.04	0.14	(0.07)	0.17	0.22
Total from investment operations	(0.04)	0.16	0.27	0.06	0.31	0.37
Less distributions from net investment
income	(0.06)	(0.12)	(0.13)	(0.14)	(0.14)	(0.14)
Net asset value, end of period	$2.07	$2.17	$2.13	$1.99	$2.07	$1.90

Total return[c]	(2.09)%	7.90%	13.99%	3.09%	17.03%	22.74%

Ratios to average net assets[d]
Expenses[e]	1.25%[f]	1.26%[f]	1.26%	1.26%	1.25%	1.25%
Net investment income	5.16%	5.60%	5.99%	6.66%	6.98%	7.79%

Supplemental data
Net assets, end of period (000’s)	$856,128	$907,458	$814,757	$580,850	$494,073	$398,292
Portfolio turnover rate	17.29%	29.33%	28.89%	22.52%	51.57%	41.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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			FRANKLIN HIGH INCOME TRUST
				FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.18	$2.14	$2.00	$2.08	$1.91	$1.68
Income from investment operations[a]:
Net investment income[b]	0.06	0.12	0.13	0.14	0.14	0.15
Net realized and unrealized gains (losses)	(0.10)	0.04	0.14	(0.08)	0.18	0.22
Total from investment operations	(0.04)	0.16	0.27	0.06	0.32	0.37
Less distributions from net investment
income	(0.06)	(0.12)	(0.13)	(0.14)	(0.15)	(0.14)
Net asset value, end of period	$2.08	$2.18	$2.14	$2.00	$2.08	$1.91

Total return[c]	(2.00)%	8.02%	14.05%	3.25%	17.12%	22.78%

Ratios to average net assets[d]
Expenses[e]	1.10%[f]	1.11%[f]	1.11%	1.11%	1.10%	1.10%
Net investment income	5.31%	5.75%	6.14%	6.81%	7.13%	7.94%

Supplemental data
Net assets, end of period (000’s)	$352,734	$363,756	$335,335	$263,425	$209,566	$122,056
Portfolio turnover rate	17.29%	29.33%	28.89%	22.52%	51.57%	41.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2014	Year Ended May 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.15	$2.12	$2.14
Income from investment operations[b]:
Net investment income[c]	0.06	0.13	0.01
Net realized and unrealized gains (losses)	(0.10)	0.04	(0.03)
Total from investment operations	(0.04)	0.17	(0.02)
Less distributions from net investment income	(0.06)	(0.14)	—
Net asset value, end of period	$2.05	$2.15	$2.12

Total return[d]	(1.74)%	8.27%	(0.93)%

Ratios to average net assets[e]
Expenses[f]	0.47%[g]	0.49%[g]	0.48%
Net investment income	5.94%	6.37%	6.78%

Supplemental data
Net assets, end of period (000’s)	$60,170	$35,633	$298
Portfolio turnover rate	17.29%	29.33%	28.89%

aFor the period May 1, 2013 (effective date) to May 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN HIGH INCOME TRUST
				FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2014			Year Ended May 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.15	$2.12	$1.98	$2.06	$1.89	$1.66
Income from investment operations[a]:
Net investment income[b]	0.06	0.13	0.14	0.14	0.15	0.16
Net realized and unrealized gains (losses)	(0.10)	0.04	0.14	(0.07)	0.18	0.22
Total from investment operations	(0.04)	0.17	0.28	0.07	0.33	0.38
Less distributions from net investment
income	(0.06)	(0.14)	(0.14)	(0.15)	(0.16)	(0.15)
Net asset value, end of period	$2.05	$2.15	$2.12	$1.98	$2.06	$1.89

Total return[c]	(1.79)%	8.15%	14.81%	3.79%	17.89%	23.65%

Ratios to average net assets[d]
Expenses[e]	0.60%[f]	0.61%[f]	0.61%	0.61%	0.60%	0.60%
Net investment income	5.81%	6.25%	6.64%	7.31%	7.63%	8.44%

Supplemental data
Net assets, end of period (000’s)	$1,519,181	$1,720,196	$1,275,166	$857,927	$362,418	$189,004
Portfolio turnover rate	17.29%	29.33%	28.89%	22.52%	51.57%	41.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

Statement of Investments, November 30, 2014 (unaudited)

Franklin High Income Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.1%
Consumer Services 0.0%†
[a,b]Station Casinos Inc., wts., 6/17/18	United States	136,789	$160,043
Materials 0.1%
NewPage Holdings Inc.	United States	60,000	5,430,000
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	3,364	3,027,798
Total Common Stocks and Other Equity Interests
(Cost $16,231,465)			8,617,841
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	134	160,800
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	7,283	6,554,358
Total Convertible Preferred Stocks (Cost $11,036,795)			6,715,158
Preferred Stocks (Cost $8,655,000) 0.2%
Diversified Financials 0.2%
GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	9,153,528

		Principal
		Amount*

Corporate Bonds 94.4%
Automobiles & Components 1.0%
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	15,000,000	16,162,500
6.50%, 3/01/21	United States	25,200,000	26,901,000
[c]International Automotive Components Group SA, senior secured note, 144A,
9.125%, 6/01/18	United States	20,000,000	21,175,000
			64,238,500
Banks 4.5%
[d]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	60,000,000	64,950,000
CIT Group Inc., senior note,
5.25%, 3/15/18	United States	9,000,000	9,508,500
5.375%, 5/15/20	United States	21,550,000	22,977,687
5.00%, 8/15/22	United States	33,650,000	34,827,750
[d]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	47,600,000	47,409,600
[d]JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	46,700,000	47,283,750
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,400,000	10,264,800
junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	10,000,000	10,150,000
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	35,000,000	38,346,875
5.125%, 5/28/24	United Kingdom	13,900,000	14,247,500
			299,966,462
Capital Goods 2.6%
[c]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	32,500,000	31,870,313
7.75%, 2/01/20	Spain	12,200,000	11,163,000

16 | Semiannual Report		franklintempleton.com

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Capital Goods (continued)
[c]AECOM Technology Corp.,
senior bond, 144A, 5.875%, 10/15/24	United States	5,400,000	$5,724,000
senior note, 144A, 5.75%, 10/15/22	United States	6,600,000	6,930,000
[c]CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	20,000,000	19,975,000
[c]DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	25,765,000	24,863,225
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	15,000,000	15,506,250
Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000	15,300,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	9,500,000	9,737,500
senior sub. note, 6.00%, 7/15/22	United States	9,400,000	9,541,000
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	22,675,000	22,901,750
			173,512,038
Commercial & Professional Services 1.1%
[c]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A,
8.50%, 10/15/18	United Kingdom	36,600,000	37,903,875
[b,e]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
[c]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	10,700,000	10,914,000
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	20,000,000	20,800,000
			69,618,780
Consumer Durables & Apparel 3.1%
D.R. Horton Inc., senior note, 3.75%, 3/01/19	United States	24,300,000	24,421,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,600,000	38,359,000
senior note, 4.75%, 5/15/19	United States	11,000,000	10,972,500
senior note, 7.00%, 12/15/21	United States	13,900,000	14,873,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	5,500,000	5,761,250
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	15,000,000	15,787,500
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	4,870,000	5,235,250
5.25%, 4/15/21	United States	15,500,000	15,655,000
5.625%, 3/01/24	United States	25,000,000	24,750,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	22,400,000	23,800,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	28,900,000	26,010,000
			205,625,000
Consumer Services 3.6%
[c]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A,
6.00%, 4/01/22	Canada	40,300,000	41,509,000
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	27,225,000
Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	United States	35,000,000	28,175,000
9.00%, 2/15/20	United States	16,400,000	13,120,000
9.00%, 2/15/20	United States	5,000,000	3,981,250
[c,e]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	100,000
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	10,000,000	10,275,000
6.875%, 4/01/16	United States	10,000,000	10,625,000
6.75%, 10/01/20	United States	9,200,000	9,936,000
6.625%, 12/15/21	United States	12,950,000	13,888,875
7.75%, 3/15/22	United States	5,000,000	5,637,500
6.00%, 3/15/23	United States	15,000,000	15,300,000

franklintempleton.com		Semiannual Report | 17

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Consumer Services (continued)
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	United States	14,100,000	$14,769,750
senior sub. note, 7.75%, 4/01/22	United States	3,650,000	3,942,000
[c]Scientific Games International Inc.,
senior note, 144A, 10.00%, 12/01/22	United States	21,000,000	19,740,000
senior secured note, first lien, 144A, 7.00%, 1/01/22	United States	15,900,000	16,078,875
			234,303,250
Diversified Financials 3.7%
[c]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A,
5.00%, 10/01/21	Netherlands	20,100,000	20,941,688
Ally Financial Inc., senior note,
5.50%, 2/15/17	United States	10,000,000	10,537,500
7.50%, 9/15/20	United States	29,685,000	34,879,875
E*TRADE Financial Corp., senior note,
6.375%, 11/15/19	United States	20,000,000	21,500,000
5.375%, 11/15/22	United States	16,600,000	16,807,500
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	10,000,000	11,450,000
[c]MSCI Inc., senior note, 144A, 5.25%, 11/15/24	United States	11,800,000	12,272,000
Navient Corp., senior note,
8.45%, 6/15/18	United States	30,000,000	33,975,000
5.50%, 1/15/19	United States	42,200,000	43,624,250
4.875%, 6/17/19	United States	4,000,000	4,020,000
5.00%, 10/26/20	United States	12,500,000	12,468,750
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	6,700,000	7,018,250
5.875%, 3/15/22	United States	15,000,000	15,937,500
			245,432,313
Energy 24.8%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 4.875%,
5/15/23	United States	10,000,000	10,250,000
[c]Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	United States	25,000,000	19,812,500
[c]American Energy-Permian Basin LLC/AEPB Finance Corp., senior note, 144A,
7.125%, 11/01/20	United States	10,000,000	8,150,000
7.375%, 11/01/21	United States	16,600,000	13,487,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
senior note,
7.75%, 1/15/21	United States	11,100,000	9,712,500
9.25%, 8/15/21	United States	15,000,000	14,175,000
[c]144A, 9.25%, 8/15/21	United States	17,400,000	16,443,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	45,000,000	40,275,000
[c]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	20,000,000	17,937,500
senior note, 144A, 5.50%, 9/15/21	United States	16,900,000	15,252,250
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	20,000,000	20,800,000
7.50%, 9/15/20	United States	5,000,000	5,100,000
[c]144A, 7.50%, 9/15/20	United States	10,000,000	10,200,000

18 | Semiannual Report

franklintempleton.com

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Energy (continued)
CGG SA, senior note,
7.75%, 5/15/17	France	2,281,000	$2,263,893
6.50%, 6/01/21	France	29,800,000	26,820,000
6.875%, 1/15/22	France	23,000,000	21,965,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	15,000,000	15,525,000
8.25%, 9/01/21	United States	10,000,000	9,650,000
7.625%, 11/15/22	United States	6,700,000	6,164,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	7,345,000	7,491,900
senior secured note, first lien, 9.25%, 10/15/20	Canada	40,500,000	42,145,312
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	37,800,000	41,863,500
4.875%, 4/15/22	United States	10,000,000	9,950,000
5.75%, 3/15/23	United States	12,700,000	13,525,500
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	38,100,000	37,147,500
[c]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	12,900,000	11,868,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	20,000,000	21,125,000
6.375%, 3/01/21	United States	3,400,000	3,553,000
[c]144A, 5.875%, 4/15/22	United States	20,900,000	20,926,125
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	36,700,000	32,663,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	20,000,000	21,300,000
senior note, 7.50%, 10/15/20	United States	45,000,000	51,862,500
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	26,000,000	23,400,000
7.50%, 12/15/21	United States	8,200,000	6,437,000
[c]144A, 6.875%, 3/15/24	United States	3,400,000	2,558,500
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	25,000,000	19,875,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	20,000,000	18,400,000
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	35,000,000	25,287,500
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	20,000,000	15,400,000
8.875%, 5/15/21	United States	20,000,000	15,500,000
9.25%, 2/15/22	United States	10,000,000	7,950,000
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,200,000	19,178,000
[c]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	25,000,000	27,531,250
senior secured note, 144A, 5.00%, 2/15/21	United States	4,700,000	5,040,750
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	10,000,000	10,800,000
5.50%, 1/15/21	United States	9,900,000	10,023,750
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	10,000,000	9,037,500
6.25%, 11/01/19	United States	25,000,000	22,484,375
8.625%, 4/15/20	United States	15,000,000	13,650,000
7.75%, 2/01/21	United States	12,000,000	10,740,000
6.50%, 9/15/21	United States	8,900,000	7,743,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	30,000,000	29,850,000

franklintempleton.com		Semiannual Report | 19

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Memorial Production Partners LP/Memorial Production Finance Corp., senior note,
7.625%, 5/01/21	United States	37,500,000	$33,937,500
[c]144A, 6.875%, 8/01/22	United States	14,000,000	11,970,000
[c]Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	25,000,000	23,812,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	26,500,000	22,127,500
[c]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	18,100,000	18,416,750
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	20,000,000	18,900,000
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	25,000,000	21,703,125
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	15,100,000	10,721,000
senior secured note, first lien, 7.50%, 11/01/19	United States	35,000,000	28,087,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	28,000,000	29,540,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	6,900,000	7,193,250
6.00%, 11/15/18	United States	15,000,000	14,362,500
6.50%, 9/15/20	United States	12,500,000	11,781,250
6.25%, 11/15/21	United States	30,000,000	28,237,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	25,000,000	23,437,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
senior note,
8.375%, 6/01/20	United States	13,644,000	14,871,960
6.50%, 5/15/21	United States	10,000,000	10,400,000
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	25,000,000	23,875,000
5.25%, 5/01/23	United States	10,000,000	9,450,000
QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	25,500,000	29,355,600
Quicksilver Resources Inc.,
[c,f]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	30,000,000	25,725,000
senior note, 9.125%, 8/15/19	United States	5,000,000	2,250,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.00%, 10/01/22	United States	1,600,000	1,576,000
[c]144A, 8.375%, 6/01/19	United States	40,000,000	42,100,000
Sabine Pass Liquefaction LLC, first lien, 5.625%,
2/01/21	United States	40,000,000	41,100,000
4/15/23	United States	13,300,000	13,632,500
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	52,000,000	30,290,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	25,000,000	24,750,000
[c]144A, 6.125%, 1/15/23	United States	16,700,000	15,071,750
[c]Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	20,000,000	16,400,000
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	43,200,000	39,528,000
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	United States	20,000,000	19,200,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	42,000,000	36,750,000
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	35,000,000	35,831,250
			1,636,676,040
Food, Beverage & Tobacco 2.8%
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	20,000,000	19,637,500
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	30,300,000	30,413,625

20 | Semiannual Report

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FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[c]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	$17,463,375
senior note, 144A, 8.25%, 2/01/20	United States	32,400,000	34,668,000
senior note, 144A, 7.25%, 6/01/21	United States	14,900,000	15,905,750
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	22,000,000	22,275,000
[c]144A, 6.75%, 12/01/21	United States	25,600,000	25,216,000
[c]144A, 6.00%, 12/15/22	United States	5,400,000	5,103,000
[c]Smithfield Foods Inc., senior note, 144A,
5.25%, 8/01/18	United States	7,300,000	7,537,250
5.875%, 8/01/21	United States	8,450,000	8,967,563
			187,187,063
Health Care Equipment & Services 6.3%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	37,000,000	39,312,500
senior sub. note, 6.50%, 6/15/20	United States	15,000,000	15,487,500
[c]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	9,800,000	10,094,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
7.75%, 2/15/19	United States	20,000,000	21,075,000
6.00%, 10/15/21	United States	9,000,000	9,618,750
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	32,500,000	34,856,250
senior note, 7.125%, 7/15/20	United States	13,300,000	14,081,375
senior note, 6.875%, 2/01/22	United States	4,600,000	4,893,250
senior secured note, 5.125%, 8/15/18	United States	10,000,000	10,312,500
senior secured note, 5.125%, 8/01/21	United States	4,100,000	4,233,250
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	17,800,000	18,289,500
senior note, 5.75%, 8/15/22	United States	19,300,000	20,458,000
[c]Emergency Medical Services Corp., senior note, 144A, 5.125%, 7/01/22	United States	12,700,000	12,858,750
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	15,000,000	16,050,000
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	8,100,000	9,294,750
senior note, 5.875%, 5/01/23	United States	50,000,000	52,937,500
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	11,343,750
senior secured note, 5.875%, 3/15/22	United States	30,000,000	32,700,000
senior secured note, first lien, 5.00%, 3/15/24	United States	22,900,000	23,243,500
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	7,143,875
senior note, 8.125%, 4/01/22	United States	30,000,000	33,600,000
[c]senior note, 144A, 5.00%, 3/01/19	United States	10,700,000	10,566,250
[c]senior note, 144A, 5.50%, 3/01/19	United States	6,300,000	6,363,000
			418,813,250
Materials 9.5%
[c]Albea Beauty Holdings SA, first lien, 144A, 8.375%, 11/01/19	France	8,000,000	8,480,000
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	46,800,000	49,278,294

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Semiannual Report | 21

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Materials (continued)
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	$4,120,500
senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,706,618
senior note, 144A, 6.75%, 1/31/21	Luxembourg	4,500,000	4,620,937
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	6,965,000
[f]senior secured note, 144A, FRN, 3.234%, 12/15/19	Luxembourg	22,800,000	22,201,500
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	31,000,000	27,086,250
[c]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	7,100,000	8,129,500
6.00%, 4/01/24	Mexico	15,800,000	15,809,875
[c]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	29,325,000
secured note, 144A, 5.875%, 3/25/19	Mexico	2,200,000	2,239,875
senior secured note, 144A, 9.00%, 1/11/18	Mexico	10,000,000	10,631,250
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	50,000,000	49,750,000
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	30,000,000	28,950,000
7.00%, 2/15/21	Canada	39,882,000	38,884,950
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	5,000,000	4,765,625
6.875%, 2/01/18	Australia	11,111,111	10,458,333
8.25%, 11/01/19	Australia	30,000,000	27,862,500
6.875%, 4/01/22	Australia	5,000,000	4,493,750
[c]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	5,000,000	5,346,875
7.50%, 5/01/20	Switzerland	8,600,000	9,121,375
[c]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	22,100,000	21,825,960
5.875%, 2/15/19	Switzerland	20,000,000	19,487,500
LSB Industries Inc., senior secured note, first lien, 7.75%, 8/01/19	United States	17,500,000	18,637,500
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	21,800,000
[c,g]Owens-Brockway Glass Container Inc.,
senior bond, 144A, 5.375%, 1/15/25	United States	14,700,000	14,902,125
senior note, 144A, 5.00%, 1/15/22	United States	10,000,000	10,137,500
[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	19,700,000	20,389,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	23,600,000	24,396,500
senior note, 8.50%, 5/15/18	United States	10,000,000	10,350,000
senior note, 9.00%, 4/15/19	United States	2,300,000	2,409,250
senior note, 9.875%, 8/15/19	United States	7,500,000	8,118,750
senior note, 8.25%, 2/15/21	United States	20,000,000	20,975,000
senior secured note, 7.875%, 8/15/19	United States	5,000,000	5,337,500
[c]Sealed Air Corp., senior note, 144A, 6.50%, 12/01/20	United States	8,900,000	9,834,500
[c]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	15,000,000	15,787,500
senior note, 144A, 5.125%, 10/01/21	United States	15,000,000	15,562,500
[c]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%,
5/01/21	United States	12,750,000	13,833,750
			625,013,342

22 | Semiannual Report

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FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Media 9.9%
[c]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	22,700,000	$23,324,250
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	10,000,000	11,350,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	25,000,000	24,968,750
senior bond, 5.125%, 2/15/23	United States	15,000,000	14,756,250
senior note, 6.50%, 4/30/21	United States	10,000,000	10,562,500
CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	11,200,000	11,298,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,648,050
senior note, 6.50%, 11/15/22	United States	6,500,000	6,808,750
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,716,000
senior sub. note, 7.625%, 3/15/20	United States	25,000,000	26,150,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	5,000,000	5,687,500
senior note, 6.75%, 11/15/21	United States	25,000,000	27,812,500
[c]senior note, 144A, 5.25%, 6/01/24	United States	25,000,000	24,843,750
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,865,625
senior note, 7.125%, 2/01/16	United States	5,000,000	5,325,000
senior note, 6.75%, 6/01/21	United States	5,000,000	5,443,750
senior note, 5.875%, 7/15/22	United States	30,000,000	31,091,250
[c]senior note, 144A, 5.875%, 11/15/24	United States	18,000,000	18,180,000
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	16,800,000	18,165,000
senior note, 5.125%, 10/15/19	United States	19,400,000	20,248,750
senior note, 5.125%, 7/15/20	United States	17,800,000	18,467,500
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	43,800,000	42,869,250
[c]senior secured note, first lien, 144A, 9.00%, 9/15/22	United States	18,300,000	17,888,250
[c]Live Nation Entertainment Inc., senior note, 144A,
7.00%, 9/01/20	United States	7,100,000	7,597,000
5.375%, 6/15/22	United States	8,600,000	8,664,500
[c]The Nielsen Co. (Luxembourg) S.A.R.L., senior note, 144A, 5.50%, 10/01/21	United States	3,200,000	3,296,000
[c]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	37,300,000	37,719,625
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	20,000,000	19,200,000
[c]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	34,200,000	35,397,000
[c]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	25,000,000	26,140,625
[c]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	21,544,000	23,806,120
senior secured note, 144A, 5.125%, 5/15/23	United States	5,000,000	5,262,500
[c]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	30,000,000	31,500,000
[c]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	4,700,000	5,114,187
[c]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	14,800,000	15,170,000
[c]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,500,000	1,605,000
[c]Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	28,400,000	29,571,500
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	13,400,000	13,869,000
[c]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	15,000,000	15,825,000
			655,208,732

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Semiannual Report | 23

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
[c]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	16,300,000	$16,829,750
[c]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	11,475,000	11,853,905
[c,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	35,400,000	36,196,500
[c]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	9,200,000	9,924,500
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	26,000,000	27,495,000
[c]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	15,400,000	16,689,750
5.625%, 12/01/21	United States	15,000,000	15,187,500
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,600,000	44,357,676
			178,534,581
Real Estate 0.2%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	15,400,000	15,746,500
Retailing 0.3%
[c]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	15,400,000	16,372,125
Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor Inc., senior note, 8.05%, 2/01/20	United States	7,258,000	7,729,770
Software & Services 3.0%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	45,000,000	42,412,500
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	37,000,000	37,323,750
senior note, 4.875%, 4/01/20	United States	10,000,000	10,075,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	25,000,000	29,812,500
senior note, 11.25%, 1/15/21	United States	9,676,000	11,054,830
[c]senior secured bond, 144A, 8.25%, 1/15/21	United States	37,000,000	39,775,000
[c,h]Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	6,800,000	6,817,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	19,075,000	20,505,625
			197,776,205
Technology Hardware & Equipment 1.8%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	42,200,000	43,993,500
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	30,000,000	30,300,000
[c,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	8,000,000	8,380,000
[c]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	7,000,000
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	15,075,000
Lucent Technologies Inc., senior bond, 6.45%, 3/15/29	France	15,000,000	14,681,250
			119,429,750
Telecommunication Services 8.4%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	7,016,625
senior note, 5.80%, 3/15/22	United States	30,000,000	31,650,000
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	25,000,000	25,656,250
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	24,400,000	23,973,000
[c]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	15,000,000	15,890,625
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	10,000,000	10,625,000
senior note, 8.75%, 4/15/22	United States	10,000,000	11,550,000
senior note, 7.125%, 1/15/23	United States	10,000,000	10,500,000
senior note, 7.875%, 1/15/27	United States	23,000,000	23,575,000

24 | Semiannual Report		franklintempleton.com

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Telecommunication Services (continued)
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	15,000,000	$15,712,500
senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	14,878,125
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000	15,956,250
senior note, 7.50%, 4/01/21	Luxembourg	35,000,000	37,668,750
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	29,500,000	31,306,875
[b,e]RSL Communications PLC,
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000	—
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	—
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	4,700,000	4,946,750
7.125%, 6/15/24	United States	10,900,000	10,831,875
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	35,000,000	38,762,500
6.00%, 11/15/22	United States	7,500,000	7,246,875
[c]144A, 9.00%, 11/15/18	United States	55,000,000	63,800,000
[c]144A, 7.00%, 3/01/20	United States	9,800,000	10,835,125
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	7,400,000	7,585,000
senior bond, 6.375%, 3/01/25	United States	22,400,000	22,792,000
senior note, 6.542%, 4/28/20	United States	11,700,000	12,182,625
senior note, 6.633%, 4/28/21	United States	9,000,000	9,303,750
senior note, 6.125%, 1/15/22	United States	4,200,000	4,289,250
senior note, 6.731%, 4/28/22	United States	9,000,000	9,348,750
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	65,000,000	62,684,375
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	14,418,750
			554,986,625
Transportation 2.0%
[c]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	17,400,000	17,835,000
senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	9,416,250
Hertz Corp., senior note,
6.75%, 4/15/19	United States	26,800,000	27,805,000
5.875%, 10/15/20	United States	10,000,000	10,150,000
6.25%, 10/15/22	United States	10,000,000	10,175,000
Marquette Transportation Co. Inc./Finance Corp., senior secured note, 10.875%,
1/15/17	United States	20,000,000	20,750,000
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	18,800,000	18,471,000
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	20,000,000	19,950,000
			134,552,250
Utilities 3.0%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,400,000	15,688,750
senior note, 5.375%, 1/15/23	United States	18,300,000	18,574,500
[c]senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	14,100,000	15,051,750
[c]senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	3,600,000	3,861,000
[c]Dynegy Finance I Inc./Dynegy Finance II Inc., senior secured bond, first lien,
144A, 7.625%, 11/01/24	United States	10,200,000	10,799,250
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	45,000,000	43,537,500

franklintempleton.com		Semiannual Report | 25

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Utilities (continued)
[c]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 5.125%,
7/15/19	United States	15,000,000	$14,568,750
[c]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	22,900,000	23,300,750
[c,e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	50,000,000	40,125,000
[c]Viridian Group FundCo II, senior note, 144A, 11.125%, 4/01/17	United Kingdom	10,400,000	11,219,000
			196,726,250
Total Corporate Bonds (Cost $6,289,524,917)			6,237,448,826
[f,i]Senior Floating Rate Interests (Cost $41,316,008) 0.6%
Household & Personal Products 0.6%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	41,649,071	40,295,476

		Shares

Litigation Trusts (Cost $—) 0.0%
Materials 0.0%
[a,b]NewPage Corp., Litigation Trust	United States	30,000,000	—
Total Investments before Short Term Investments
(Cost $6,366,764,185)			6,302,230,829
Short Term Investments (Cost $192,697,754) 2.9%
Money Market Funds 2.9%
[a,j]Institutional Fiduciary Trust Money Market Portfolio	United States	192,697,754	192,697,754
Total Investments (Cost $6,559,461,939) 98.3%			6,494,928,583
Other Assets, less Liabilities 1.7%			112,981,590
Net Assets 100.0%			$6,607,910,173

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2014, the aggregate value of these securities was $160,948, representing less than 0.01% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2014, the aggregate value of these securities was $2,706,239,600, representing 40.95% of net assets.
dPerpetual security with no stated maturity date.
eSee Note 7 regarding defaulted securities.
fThe coupon rate shown represents the rate at period end.
gSecurity purchased on a when-issued basis. See Note 1(c).
hIncome may be received in additional securities and/or cash.
iSee Note 1(e) regarding senior floating rate interests.
jSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

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FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

At November 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	4,700,000	$6,437,825	12/17/14	$—	$(588,074)
Euro	DBAB	Sell	4,700,000	6,448,400	12/17/14	598,649	—
Euro	DBAB	Buy	2,575,000	3,527,235	2/09/15	—	(320,966)
Euro	DBAB	Sell	2,575,000	3,551,337	2/09/15	345,068	—
Unrealized appreciation (depreciation)						943,717	(909,040)
Net unrealized appreciation (depreciation)						$34,677
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 41.

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FRANKLIN HIGH INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
November 30, 2014 (unaudited)

Franklin High Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$6,366,764,185
Cost - Sweep Money Fund (Note 3f)	192,697,754
Total cost of investments	$6,559,461,939
Value - Unaffiliated issuers	$6,302,230,829
Value - Sweep Money Fund (Note 3f)	192,697,754
Total value of investments	6,494,928,583
Cash	4,204,972
Receivables:
Investment securities sold	33,932,713
Capital shares sold	7,365,785
Dividends and interest	109,149,099
Unrealized appreciation on forward exchange contracts	943,717
Other assets	996
Total assets	6,650,525,865
Liabilities:
Payables:
Investment securities purchased	24,700,000
Capital shares redeemed	11,926,167
Management fees	2,486,907
Distribution fees	1,083,122
Transfer agent fees	1,291,655
Unrealized depreciation on forward exchange contracts	909,040
Accrued expenses and other liabilities	218,801
Total liabilities	42,615,692
Net assets, at value	$6,607,910,173
Net assets consist of:
Paid-in capital	$6,841,841,228
Distributions in excess of net investment income	(14,148,534)
Net unrealized appreciation (depreciation)	(64,498,679)
Accumulated net realized gain (loss)	(155,283,842)
Net assets, at value	$6,607,910,173

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FRANKLIN HIGH INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
November 30, 2014 (unaudited)

Class A:
Net assets, at value	$3,819,697,527
Shares outstanding	1,865,993,216
Net asset value per share[a]	$2.05
Maximum offering price per share (net asset value per share ÷ 95.75%)	$2.14
Class C:
Net assets, at value	$856,127,927
Shares outstanding	414,340,673
Net asset value and maximum offering price per share[a]	$2.07
Class R:
Net assets, at value	$352,733,823
Shares outstanding	169,891,412
Net asset value and maximum offering price per share	$2.08
Class R6:
Net assets, at value	$60,169,500
Shares outstanding	29,396,656
Net asset value and maximum offering price per share	$2.05
Advisor Class:
Net assets, at value	$1,519,181,396
Shares outstanding	741,282,742
Net asset value and maximum offering price per share	$2.05

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
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FRANKLIN HIGH INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2014 (unaudited)

Franklin High Income Fund

Investment income:
Dividends	$1,536,737
Interest	219,757,620
Total investment income	221,294,357
Expenses:
Management fees (Note 3a)	15,512,288
Distribution fees: (Note 3c)
Class A	2,993,270
Class C	2,914,971
Class R	914,888
Transfer agent fees: (Note 3e)
Class A	2,574,607
Class C	578,521
Class R	236,104
Class R6	754
Advisor Class	1,031,105
Custodian fees (Note 4)	28,695
Reports to shareholders	230,543
Registration and filing fees	279,070
Professional fees	51,077
Trustees’ fees and expenses	64,260
Other	82,173
Total expenses	27,492,326
Expense reductions (Note 4)	(214)
Expenses waived/paid by affiliates (Note 3f)	(102,191)
Net expenses	27,389,921
Net investment income	193,904,436
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	63,110,918
Swap contracts	(1,109,851)
Net realized gain (loss)	62,001,067
Net change in unrealized appreciation (depreciation) on investments	(393,179,373)
Net realized and unrealized gain (loss)	(331,178,306)
Net increase (decrease) in net assets resulting from operations	$(137,273,870)

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	FRANKLIN HIGH INCOME TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin High Income Fund

	Six Months Ended
	November 30, 2014	Year Ended
	(unaudited)	May 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$193,904,436	$390,576,868
Net realized gain (loss) from investments, foreign currency transactions and swap
contracts	62,001,067	111,866,638
Net change in unrealized appreciation (depreciation) on investments and translation of other
assets and liabilities denominated in foreign currencies	(393,179,373)	7,899,629
Net increase (decrease) in net assets resulting from operations	(137,273,870)	510,343,135
Distributions to shareholders from:
Net investment income:
Class A	(115,137,014)	(241,699,557)
Class C	(23,353,632)	(47,257,431)
Class R	(9,745,031)	(19,620,411)
Class R6	(1,434,032)	(411,677)
Advisor Class	(47,195,111)	(90,907,508)
Total distributions to shareholders	(196,864,820)	(399,896,584)
Capital share transactions: (Note 2)
Class A	(45,589,554)	77,284,905
Class C	(8,078,921)	78,274,906
Class R	6,639,259	22,476,294
Class R6	27,383,233	34,986,235
Advisor Class	(124,290,885)	416,341,533
Total capital share transactions	(143,936,868)	629,363,873
Net increase (decrease) in net assets	(478,075,558)	739,810,424
Net assets:
Beginning of period	7,085,985,731	6,346,175,307
End of period	$6,607,910,173	$7,085,985,731
Distributions in excess of net investment income included in net assets:
End of period	$(14,148,534)	$(11,188,150)

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FRANKLIN HIGH INCOME TRUST

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. Organization and Significant Accounting Policies

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to

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Semiannual Report | 33

FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain coun-terparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At November 30, 2014, the Fund had no OTC derivatives in a net liability position for such contracts.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations.

See Note 8 regarding other derivative information.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2014		May 31, 2014
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	175,346,375	$370,139,744	469,763,719	$987,548,597
Shares issued in reinvestment of distributions	46,452,821	98,019,346	97,723,042	204,369,730
Shares redeemed	(244,276,099)	(513,748,644)	(532,488,157)	(1,114,633,422)
Net increase (decrease)	(22,476,903)	$(45,589,554)	34,998,604	$77,284,905
Class C Shares:
Shares sold	40,758,224	$86,902,557	119,123,583	$252,419,486
Shares issued in reinvestment of distributions	9,436,262	20,099,208	19,251,768	40,640,640
Shares redeemed	(54,255,264)	(115,080,686)	(101,867,458)	(214,785,220)
Net increase (decrease)	(4,060,778)	$(8,078,921)	36,507,893	$78,274,906
Class R Shares:
Shares sold	21,014,301	$45,038,916	51,169,642	$108,902,912
Shares issued in reinvestment of distributions	4,460,195	9,544,376	9,078,719	19,248,418
Shares redeemed	(22,497,366)	(47,944,033)	(49,804,684)	(105,675,036)
Net increase (decrease)	2,977,130	$6,639,259	10,443,677	$22,476,294
Class R6 Shares:
Shares sold	14,233,355	$30,345,900	16,783,083	$35,728,490
Shares issued in reinvestment of distributions	549,580	1,158,249	193,693	411,597
Shares redeemed	(1,961,429)	(4,120,916)	(542,080)	(1,153,852)
Net increase (decrease)	12,821,506	$27,383,233	16,434,696	$34,986,235
Advisor Class Shares:
Shares sold	191,183,545	$404,417,710	385,881,461	$812,238,569
Shares issued in reinvestment of distributions	19,745,738	41,678,151	36,725,814	77,049,571
Shares redeemed	(268,955,753)	(570,386,746)	(225,379,946)	(472,946,607)
Net increase (decrease)	(58,026,470)	$(124,290,885)	197,227,329	$416,341,533

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

b. Administrative Fees

Under an agreement with Advisors, FT Services provides administrative services to the Fund. The fee is paid by Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.15%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$686,260
CDSC retained	$82,864

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2014, the Fund paid transfer agent fees of $4,421,091, of which $1,838,453 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until September 30, 2015. There were no Class R6 transfer agent fees waived during the period ended November 30, 2014.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2014, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$70,133,717
2018	146,834,317
Total capital loss carryforwards	$216,968,034

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,572,803,884

Unrealized appreciation	$196,356,187
Unrealized depreciation	(274,231,488)
Net unrealized appreciation (depreciation)	$(77,875,301)

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2014, aggregated $1,126,557,295 and $1,252,180,783, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2014, the Fund had 94.96% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2014, the aggregate value of these securities was $40,225,905 representing 0.61% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. Other Derivative Information

At November 30, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Foreign exchange contracts	Unrealized appreciation on	$943,717	Unrealized depreciation on	$909,040
	forward exchange contracts		forward exchange contracts

For the period ended November 30, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Period	for the Period
Credit contracts	Net realized gain (loss) from swap contracts / Net	$(1,109,851)	$ —
change in unrealized appreciation (depreciation)
on investments

For the period ended November 30, 2014, the average month end fair value of derivatives represented 0.02% of average month end net assets. The average month end number of open derivative contracts for the period was 4.

See Note 1(d) regarding derivative financial instruments.

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility), which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended November 30, 2014, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a]:
Consumer Services	$—	$—	$160,043		$160,043
Materials	—	5,430,000	—		5,430,000
Transportation	—	—	9,742,956		9,742,956
Diversified Financials	9,153,528	—	—		9,153,528
Corporate Bonds	—	6,237,347,921	100,905	[b]	6,237,448,826
Senior Floating Rate Interests	—	40,295,476	—		40,295,476
Litigation Trusts	—	—	—[b]		—
Short Term Investments	192,697,754	—	—		192,697,754
Total Investments in Securities	$201,851,282	$6,283,073,397	$10,003,904		$6,494,928,583

Other Financial Instruments
Forward Exchange Contracts	$—	$943,717	$—		$943,717

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$ —	$909,040	$—	$909,040

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at November 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty	Selected Portfolio
DBAB Deutsche Bank AG	FRN Floating Rate Note
PIK Payment-In-Kind

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FRANKLIN HIGH INCOME TRUST FRANKLIN HIGH INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)     Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 27, 2015

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 27, 2015